Retirement-Related Benefits (Details)	12 Months Ended
Dec. 31, 2013
IBM 401(k) Plus Plan
Retirement-related Benefits Disclosures
Maximum percentage, dollar-for-dollar match by entity to employee contribution of eligible compensation for employees hired prior to January 1, 2005	6.00%
Maximum percentage, dollar-for-dollar match by entity to employee contribution of eligible compensation for employees hired after January 1, 2005	5.00%
Employer's automatic contribution as a percentage of eligible compensation, lowest level defined	1.00%
Employer's automatic contribution as a percentage of eligible compensation, second level defined	2.00%
Employer's automatic contribution as a percentage of eligible compensation, highest level defined	4.00%
Service period after which employees receive automatic contributions	1 year
IBM Excess 401(k) Plus Plan
Retirement-related Benefits Disclosures
Service period after which employees receive automatic contributions	1 year
U.S. Nonpension Postretirement Benefit Plans
Retirement-related Benefits Disclosures
Minimum years of service remaining from retirement eligibility to participate in Future Health Account (FHA) benefits	5 years
Service period for retirement within which employees are covered under the entity's prior health benefits arrangements	5 years